Long-term Debt - Weighted-average interest rates (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	2.88%	4.41%	4.21%